Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Assumption Used

The weighted average assumptions used in the calculation are as follows:

	Three Months Ended March 31,
	2018	2017
Share price	$0.60	N/A
Exercise price	$0.60	N/A
Time to maturity (years)	10	N/A
Risk-free interest rate	2.83%-2.87%	N/A
Expected volatility	187.27%-187.29%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

The weighted average assumptions used in the calculation are as follows:

	For the years ended December 31,
	2017	2016
Share price	$0.10	N/A
Exercise price	$0.10	N/A
Time to maturity (years)	10	N/A
Risk-free interest rate	2.28%-2.40%	N/A
Expected volatility	191.12%-191.75%	N/A
Dividend per share	$0.00	N/A
Forfeiture rate	Nil	N/A

Schedule of Stock Option Activity

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.5
Granted	175,000	0.60	0.60	9.9
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, March 31, 2018	3,075,000	0.12	0.13	9.5
Options exercisable, March 31, 2018	766,664	0.12	0.12	9.5

	Number of Options	Weighted Average Grant-Date Fair Value ($)	Weighted Average Exercise Price ($)	Weighted Average Remaining Life (Yrs)
Options outstanding, December 31, 2015	-	-	-	-
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2016	-	-	-	-
Granted	2,900,000	0.10	0.10	9.8
Exercised	-	-	-	-
Forfeited	-	-	-	-
Options outstanding, December 31, 2017	2,900,000	0.10	0.10	9.8
Options exercisable, December 31, 2017	733,331	0.10	0.10	9.8